UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                                GROWTH PORTFOLIO
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.6%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.6%
--------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Autoliv, Inc.                                                                              2,400   $        114,360
--------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                 200              9,736
--------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                                   600              7,674
--------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                               4,500             60,075
                                                                                                   -----------------
                                                                                                            191,845
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                                            36,111            409,138
--------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                       1,000             29,390
--------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                      3,700            213,712
--------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                                                   900             28,440
                                                                                                   -----------------
                                                                                                            680,680
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                                                          1,300             56,537
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
Caesars Entertainment, Inc. 1                                                              5,500            108,845
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                             1,600             82,896
--------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                           1,000             41,300
--------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                  2,150             78,690
--------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                            400             24,780
--------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                   2,200             67,496
--------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                          200              4,470
--------------------------------------------------------------------------------------------------------------------
International Game Technology                                                              1,100             29,326
--------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group                                                                      2,500            176,225
--------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                        4,900            327,614
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                          24,200            753,588
--------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                                                         4,100            290,362
--------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                                 600             17,628
--------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                                 400             17,876
--------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                          4,300            222,138
--------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                  2,500            150,075
--------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                          6,900            357,489
                                                                                                   -----------------
                                                                                                          2,750,798
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp., Cl. A                                                            1,200             30,576
--------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                                                       900             44,874
--------------------------------------------------------------------------------------------------------------------
Cavco Industries, Inc. 1                                                                     320              7,738
--------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                 300             17,181
--------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                          7,867            230,021
--------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                  300              9,600
--------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                                                         700             15,267
--------------------------------------------------------------------------------------------------------------------
KB Home                                                                                    1,300            152,698
--------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                        1,000             56,680
--------------------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                                           300             20,895
--------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                    2,700             59,238
--------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                                  100             78,500
--------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                            700             51,541
--------------------------------------------------------------------------------------------------------------------


1            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Ryland Group, Inc. (The)                                                                     900   $         55,818
--------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                                                           300              5,598
--------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                        400             31,540
--------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                                    1,000             30,080
                                                                                                   -----------------
                                                                                                            897,845
--------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                                                               9,600            357,696
--------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Action Performance Cos., Inc.                                                              4,800             63,504
--------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                                                          5,400            175,770
--------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                                 2,800             56,000
--------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                               2,500             53,375
--------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                             1,300             30,888
--------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                                     600             42,138
--------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                               200              6,372
                                                                                                   -----------------
                                                                                                            428,047
--------------------------------------------------------------------------------------------------------------------
MEDIA--2.6%
Catalina Marketing Corp.                                                                     600             15,540
--------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                         6,100            210,267
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                                                    29,027            980,532
--------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A                                                       6,200            181,350
--------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                          1,200             94,896
--------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          500             33,625
--------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                                 8,600             89,182
--------------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., Cl. A 1                                                   400             17,496
--------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                                               2,900            253,025
--------------------------------------------------------------------------------------------------------------------
News Corp., Cl. A                                                                          8,200            138,744
--------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                        1,200            106,224
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                                       61,000          1,070,550
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                       16,804            585,283
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                     17,800            511,394
                                                                                                   -----------------
                                                                                                          4,288,108
--------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Dillard's, Inc., Cl. A                                                                     3,600             96,840
--------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                          6,300            400,932
--------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                        8,700            451,704
--------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                            1,400             77,532
--------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1                                                                     1,296            172,588
--------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                              15,200            760,304
                                                                                                   -----------------
                                                                                                          1,959,900
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Abercrombie & Fitch Co., Cl. A                                                             1,900            108,756
--------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                                   500             25,225
--------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                        1,600             52,400
--------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                            4,500            132,975
--------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                         2,400             45,456
--------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                                     2,800             96,572
--------------------------------------------------------------------------------------------------------------------


2            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
bebe stores, inc.                                                                            150   $          5,093
--------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                                                  4,500            164,430
--------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                         8,000            432,080
--------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                                                   1,200             10,596
--------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                                                                   5,551             46,406
--------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                        3,800            101,156
--------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                                       800             38,200
--------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                               6,800            109,140
--------------------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                                        800             34,376
--------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                               300              6,945
--------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                           16,500            360,360
--------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                                        300             16,449
--------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                                            1,500             19,755
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                          41,500          1,586,960
--------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                                       8,800            213,840
--------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                          8,800            502,392
--------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                              1,300             54,873
--------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                      4,000            145,200
--------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                       7,300            161,914
--------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                      4,825            135,004
--------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                                                                300             11,043
--------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                        700             19,117
--------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                       1,200             52,788
--------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                              9,500            298,585
--------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                          200              6,396
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                       6,500            160,095
--------------------------------------------------------------------------------------------------------------------
Too, Inc. 1                                                                                2,000             49,340
--------------------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                                                          4,100            105,616
--------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                               1,100             32,692
                                                                                                   -----------------
                                                                                                          5,342,225
--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Coach, Inc. 1                                                                              5,000            283,150
--------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                          3,200            266,592
--------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                    1,800            127,674
--------------------------------------------------------------------------------------------------------------------
VF Corp.                                                                                   2,600            153,764
                                                                                                   -----------------
                                                                                                            831,180
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.4%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.3%
Anheuser-Busch Cos., Inc.                                                                  9,700            459,683
--------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                       35,100          1,462,617
--------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                           4,100            114,185
--------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                          200              4,532
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                             35,020          1,857,111
                                                                                                   -----------------
                                                                                                          3,898,128
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
BJ's Wholesale Club, Inc. 1                                                                1,600             49,696
--------------------------------------------------------------------------------------------------------------------


3            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
Costco Wholesale Corp.                                                                     6,500   $        287,170
--------------------------------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                                                         3,400             54,502
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                                           6,000             23,760
--------------------------------------------------------------------------------------------------------------------
Safeway, Inc. 1                                                                              200              3,706
--------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                            2,700             90,045
--------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                1,200             42,960
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                     47,200          2,365,192
--------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                               9,700            430,874
                                                                                                   -----------------
                                                                                                          3,347,905
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
Archer-Daniels-Midland Co.                                                                12,700            312,166
--------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                          900             24,102
--------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                          800             21,616
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                        5,500            270,325
--------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                           2,100             77,364
--------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                        4,000            241,840
--------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                           600             18,666
--------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                  500             21,635
--------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                               1,900             67,868
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                            12,900            285,864
--------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                                     600             18,930
                                                                                                   -----------------
                                                                                                          1,360,376
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Clorox Co. (The)                                                                           1,800            113,382
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                        500             26,085
--------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                 1,500             89,700
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                       5,900            387,807
--------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                                          1,500             33,765
--------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                40,800          2,162,400
--------------------------------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                                            1,800             74,880
                                                                                                   -----------------
                                                                                                          2,888,019
--------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Gillette Co.                                                                              25,400          1,282,192
--------------------------------------------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                                                        38,900          2,543,671
--------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                   500             16,550
--------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                    3,900            314,301
--------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                  1,200             62,040
                                                                                                   -----------------
                                                                                                          2,936,562
--------------------------------------------------------------------------------------------------------------------
ENERGY--11.2%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Baker Hughes, Inc.                                                                         5,700            253,593
--------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                                                             1,800             81,540
--------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                            2,000             99,800
--------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                            2,400            103,800
--------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                      400             15,876
--------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                                      1,700             55,267
--------------------------------------------------------------------------------------------------------------------


4            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Oil States International, Inc. 1                                                             800   $         16,440
--------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                                   800             59,859
--------------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                                1,400             34,776
--------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                         4,600            236,716
--------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                     1,100             41,657
                                                                                                   -----------------
                                                                                                            999,324
--------------------------------------------------------------------------------------------------------------------
OIL & GAS--10.6%
Amerada Hess Corp.                                                                         1,800            173,178
--------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                   5,400            410,940
--------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                               6,300            385,749
--------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                                   300             15,435
--------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                 7,400            370,518
--------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                            5,400            305,204
--------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                    5,600            122,864
--------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                       42,288          2,465,813
--------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                                         300             11,700
--------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                            11,746          1,266,689
--------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                        11,500            549,125
--------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                     1,000             25,970
--------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                        4,900            238,826
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        128,276          7,645,250
--------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                                         2,100             85,050
--------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                         1,400             50,764
--------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 1                                                                     500             24,220
--------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                  500             18,635
--------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                    500             28,475
--------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp.                                                                           4,200            328,986
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                        1,300             98,410
--------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                         4,100            192,372
--------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             900             88,857
--------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                                   400             29,704
--------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                         1,100             74,822
--------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                 6,800            483,956
--------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                    900             17,235
--------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                                20,900            535,503
--------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                       800             32,000
--------------------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                                500             18,845
--------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                                      2,600             90,740
--------------------------------------------------------------------------------------------------------------------
Premcor, Inc.                                                                                300             17,904
--------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                              100              5,005
--------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                               1,700            175,984
--------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                      9,600            328,519
--------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                                             2,900            107,358
--------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                               7,800            481,182
--------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                        3,200            234,464
--------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                                      400             12,584
--------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                                                    600             24,468
--------------------------------------------------------------------------------------------------------------------


5            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Williams Cos., Inc. (The)                                                                 11,300   $        212,553
--------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                             400             13,136
                                                                                                   -----------------
                                                                                                         17,798,992
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--20.9%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Bank of New York Co., Inc. (The)                                                          15,500            450,275
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.6%
Associated Banc-Corp.                                                                        400             12,492
--------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                    2,250             56,925
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                     78,696          3,470,494
--------------------------------------------------------------------------------------------------------------------
BB&T Corp.                                                                                 6,100            238,388
--------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                             3,200            176,256
--------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                   1,600             72,640
--------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                        3,700            159,026
--------------------------------------------------------------------------------------------------------------------
First BanCorp                                                                                100              4,225
--------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                                                3,600            217,800
--------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                      2,100             67,221
--------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                                                  800             19,120
--------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                            1,500             51,000
--------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                   11,800            382,910
--------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                                             1,800            183,708
--------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                       10,100            338,350
--------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                            7,600            210,824
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                         5,100            262,548
--------------------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                                   100              3,117
--------------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                                                    6,063            196,441
--------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                                                  400             17,624
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                       6,200            446,834
--------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank (The)                                                                  987             40,812
--------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                              52,225          1,505,125
--------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                          3,700            226,625
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                            39,300          2,000,763
--------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                   12,900            509,550
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                         31,000          1,853,800
--------------------------------------------------------------------------------------------------------------------
Zions Bancorp                                                                                900             62,118
                                                                                                   -----------------
                                                                                                         12,786,736
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.9%
Affiliated Managers Group, Inc. 1                                                          1,400             86,842
--------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                           1,600             50,256
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                      12,700            652,399
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                        3,000             70,320
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                              3,900            389,610
--------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                3,900            291,603
--------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                            2,700            102,600
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                           95,177          4,277,254
--------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                  6,300             75,600
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                   3,800            260,870
--------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                   500             16,595
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              900             98,991
--------------------------------------------------------------------------------------------------------------------


6            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Investors Financial Services Corp.                                                           200   $          9,782
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                      60,704          2,100,358
--------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                           1,150             89,861
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                             6,300            593,208
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                18,600            456,630
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                 24,300          1,375,380
--------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                              1,700            137,462
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                            23,200          1,328,200
--------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                      9,100            350,259
--------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                    14,900            156,599
--------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                  6,200            309,008
                                                                                                   -----------------
                                                                                                         13,279,687
--------------------------------------------------------------------------------------------------------------------
INSURANCE--3.7%
ACE Ltd.                                                                                   3,400            140,318
--------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                3,700            137,862
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                            13,900            751,434
--------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                  500             37,375
--------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                             1,400             43,120
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                        42,237          2,340,352
--------------------------------------------------------------------------------------------------------------------
AmerUs Group Co.                                                                           1,100             51,975
--------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                4,500            356,715
--------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                   910             39,685
--------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                          3,037            100,039
--------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                 1,900             62,586
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                              6,500            445,640
--------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                          1,000             50,030
--------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                     2,300            103,822
--------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                4,800            352,992
--------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                3,100             94,302
--------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                   700             36,596
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                              9,200            359,720
--------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                   200              7,180
--------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                           1,500             34,935
--------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                      500             32,300
--------------------------------------------------------------------------------------------------------------------
Progressive Corp.                                                                          2,500            229,400
--------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                        600             23,580
--------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                 1,200             68,880
--------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                         1,400             59,612
--------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                               2,500            121,775
--------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                        1,900             69,787
--------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                               800             67,824
--------------------------------------------------------------------------------------------------------------------
UICI                                                                                         500             12,125
--------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                        1,800             30,636
                                                                                                   -----------------
                                                                                                          6,262,597
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.4%
Countrywide Financial Corp.                                                               14,700            477,162
--------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                17,800            969,210
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                               12,100            764,720
--------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                      1,900             41,781
--------------------------------------------------------------------------------------------------------------------


7            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE CONTINUED
MGIC Investment Corp.                                                                        500   $         30,835
                                                                                                   -----------------
                                                                                                          2,283,708
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.7%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Amgen, Inc. 1                                                                             12,500            727,625
--------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                     3,700             73,038
--------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                                  100              4,570
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                     20,300            856,254
                                                                                                   -----------------
                                                                                                          1,661,487
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
Baxter International, Inc.                                                                 3,700            125,726
--------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                    6,800            397,256
--------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                  3,100             90,799
--------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                                                400             23,572
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                              1,900            140,410
--------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                                          400             16,864
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           17,500            891,625
--------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                          2,600             53,638
--------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                    3,000             75,870
--------------------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                               1,400             32,816
                                                                                                   -----------------
                                                                                                          1,848,576
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.1%
Aetna, Inc.                                                                                7,200            539,640
--------------------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1                                                                  600             19,812
--------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                      400             22,916
--------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                             1,000             32,100
--------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                                  800              9,904
--------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                                                        2,200             87,516
--------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1                                                                               700             36,757
--------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                3,600            321,480
--------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                               2,150            146,501
--------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                                 800              9,424
--------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                      400             34,876
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                  5,300            283,921
--------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                             4,000            127,760
--------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                                                   600             21,060
--------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                                           1,050             34,965
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                     800             35,384
--------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                             6,100            230,275
--------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                                             8,762            434,332
--------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                                            100              5,692
--------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                            1,100             75,449
--------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                    2,700            283,851
--------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                             1,200             76,608
--------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                                      500             25,050
--------------------------------------------------------------------------------------------------------------------


8            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
UnitedHealth Group, Inc.                                                                  15,381   $      1,467,040
--------------------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                                         1,200             63,972
--------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                          6,200            777,170
                                                                                                   -----------------
                                                                                                          5,203,455
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.5%
Abbott Laboratories                                                                       26,700          1,244,754
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                             2,000            138,940
--------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                        700              8,624
--------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                                400              9,068
--------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                               2,300            112,309
--------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                  18,900            481,194
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                            5,500            286,550
--------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                      2,100             47,355
--------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                4,400            162,580
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                         59,718          4,010,661
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                         57,200          1,851,564
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             160,265          4,210,162
                                                                                                   -----------------
                                                                                                         12,563,761
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--10.9%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
Boeing Co.                                                                                11,600            678,136
--------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                             100              5,352
--------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                     1,600            171,280
--------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                               900             34,461
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                              4,900            182,329
--------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                                            300             21,306
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                      8,400            512,904
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                     8,800            475,024
--------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                    900             69,309
--------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                               6,500            251,550
--------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                     1,400             66,626
--------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                                                              900             66,078
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 13,000          1,321,580
                                                                                                   -----------------
                                                                                                          3,855,935
--------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
EGL, Inc. 1                                                                                1,100             25,080
--------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                6,100            573,095
--------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                                         6,300            458,262
                                                                                                   -----------------
                                                                                                          1,056,437
--------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1                                                                   1,000             29,440
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                          300              3,612
                                                                                                   -----------------
                                                                                                             33,052
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                                                               3,100            144,088
--------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                9,700            336,299
--------------------------------------------------------------------------------------------------------------------


9            |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
USG Corp. 1                                                                                2,200   $         72,952
                                                                                                   -----------------
                                                                                                            553,339
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Brink's Co. (The)                                                                            500             17,300
--------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                300              6,162
--------------------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                                               600             14,136
--------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                100              6,395
--------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                     500             30,725
--------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                              2,100             64,449
--------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                             800             38,800
--------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                   600             11,418
--------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                  605             13,231
--------------------------------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                                                           500             22,560
--------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                    1,800             60,264
--------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                            2,100             56,616
--------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                          1,400             23,744
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                     4,800            138,480
                                                                                                   -----------------
                                                                                                            504,280
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Shaw Group, Inc. (The) 1                                                                   2,200             47,960
--------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Cooper Industries Ltd., Cl. A                                                                700             50,064
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                       5,900            383,087
--------------------------------------------------------------------------------------------------------------------
Molex, Inc., Cl. A                                                                         2,791             65,868
--------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                  5,100            288,864
--------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                       900             29,070
                                                                                                   -----------------
                                                                                                            816,953
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.0%
3M Co.                                                                                    19,300          1,653,817
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     177,900          6,415,074
--------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                              4,300            320,866
                                                                                                   -----------------
                                                                                                          8,389,757
--------------------------------------------------------------------------------------------------------------------
MACHINERY--1.2%
Actuant Corp., Cl. A 1                                                                       400             17,968
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                          5,900            539,496
--------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                              1,200             84,420
--------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                1,800            120,834
--------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                 300             17,883
--------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                  2,900            259,637
--------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                                                  2,900            230,985
--------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                             600             21,036
--------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                   1,200             33,780
--------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                             1,600             58,240
--------------------------------------------------------------------------------------------------------------------
Paccar, Inc.                                                                               3,950            285,941
--------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                   200              5,424
--------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                  1,800             77,904
--------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                              1,200             51,960
--------------------------------------------------------------------------------------------------------------------


10           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Toro Co. (The)                                                                             1,300   $        115,050
--------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 1                                                                      300              7,320
                                                                                                   -----------------
                                                                                                          1,927,878
--------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Arkansas Best Corp.                                                                          600             22,668
--------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                         6,600            355,938
--------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                                   1,400             65,506
--------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                  2,300             95,795
--------------------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                                       1,000             43,770
--------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                    10,600            392,730
--------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                        1,100             45,870
--------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                           2,600             57,564
--------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                                                       600             35,124
                                                                                                   -----------------
                                                                                                          1,114,965
--------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc.                                                                        1,200             74,724
--------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                  200              5,600
                                                                                                   -----------------
                                                                                                             80,324
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.3%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
3Com Corp. 1                                                                               8,200             29,192
--------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                               1,900             33,516
--------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                     7,400             43,808
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                                                    102,200          1,828,358
--------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                                  600             15,132
--------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                            1,900             21,147
--------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                            37,000            553,890
--------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                            25,200            923,580
                                                                                                   -----------------
                                                                                                          3,448,623
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.4%
Apple Computer, Inc. 1                                                                     9,900            412,533
--------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                              57,400          2,205,308
--------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                               30,900            380,688
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                       45,000            987,300
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     32,000          2,924,160
--------------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                             5,900             31,388
--------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                4,300            145,082
--------------------------------------------------------------------------------------------------------------------
PalmOne, Inc. 1                                                                            1,500             38,070
--------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                                 3,400            104,720
--------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                                   8,100             32,724
--------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                    7,800             99,450
                                                                                                   -----------------
                                                                                                          7,361,423
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Agilent Technologies, Inc. 1                                                               2,700             59,940
--------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                                    3,400            125,936
--------------------------------------------------------------------------------------------------------------------


11           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Ingram Micro, Inc., Cl. A 1                                                                4,700   $         78,349
--------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                          1,200             44,472
                                                                                                   -----------------
                                                                                                            308,697
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc. 1                                                                          7,700             69,300
--------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                                          2,400             43,920
--------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                             700             24,017
--------------------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                                      4,750             49,733
--------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                         2,500             26,525
--------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                             400             11,480
--------------------------------------------------------------------------------------------------------------------
WebEx Communications, Inc. 1                                                                 400              8,636
--------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1                                                                           1,000             53,800
--------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                             8,100            274,590
                                                                                                   -----------------
                                                                                                            562,001
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
Acxiom Corp.                                                                               1,700             35,581
--------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                            3,800            170,810
--------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                          1,300             52,988
--------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                    900             41,265
--------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                            800             11,944
--------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                              6,600            136,422
--------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                           4,500            176,895
--------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                       2,700             59,076
                                                                                                   -----------------
                                                                                                            684,981
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Analog Devices, Inc.                                                                         700             25,298
--------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                                                 19,400            315,250
--------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                             18,200             53,690
--------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                 800             20,032
--------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                                800             10,080
--------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                     4,700             79,665
--------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                                                     3,213             55,424
--------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                       3,500             42,105
--------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                              141,000          3,275,430
--------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                      1,700             29,444
--------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                                                         3,000            138,030
--------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                         300              8,658
--------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                    3,300            126,423
--------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                          5,400             30,186
--------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                              600             24,522
--------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                             1,800             16,596
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                 800             16,488
--------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                            4,100             62,115
--------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                   26,300            670,387
--------------------------------------------------------------------------------------------------------------------


12           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Varian Semiconductor Equipment Associates, Inc. 1                                          1,200   $         45,612
                                                                                                   -----------------
                                                                                                          5,045,435
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                                                         1,300             19,240
--------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                        3,200            214,944
--------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                             1,100             32,736
--------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                       1,700             25,500
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                    1,800             48,780
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                    1,700             88,026
--------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                 1,000             44,110
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                             2,600             58,656
--------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                       100              3,671
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          181,700          4,391,689
--------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                           110,700          1,381,536
--------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                             5,100             94,146
--------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                           5,800            104,980
--------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                      2,000             78,200
--------------------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                                   4,300             99,846
                                                                                                   -----------------
                                                                                                          6,686,060
--------------------------------------------------------------------------------------------------------------------
MATERIALS--3.7%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Agrium, Inc.                                                                               1,900             34,675
--------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                             1,100             69,619
--------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                  500             16,715
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                          20,700          1,031,895
--------------------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                              28,200          1,444,968
--------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                       2,500            147,500
--------------------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                                  600             32,070
--------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                         1,000             45,980
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                               7,500            483,750
--------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                         1,300             22,178
--------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                         300             12,885
--------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                           1,000             30,420
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                       3,900            278,928
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                              2,700            129,222
--------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                            4,800            230,400
--------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                                         2,500             21,300
                                                                                                   -----------------
                                                                                                          4,032,505
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                                                        200             16,188
--------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                 923             72,732
--------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                                  200             11,690
--------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                              400             22,368
--------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                       600             32,250
                                                                                                   -----------------
                                                                                                            155,228


13           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                                                 1,500   $         62,220
--------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                     3,500             54,460
--------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                     5,500            138,270
--------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                               800             18,680
--------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                          800             58,040
                                                                                                   -----------------
                                                                                                            331,670
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Alcoa, Inc.                                                                                6,700            203,613
--------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                 1,200             71,292
--------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                            900             36,036
--------------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                                5,300            305,068
--------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                                 1,200             27,600
--------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                         3,600            366,228
--------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                 700             37,324
--------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                                700             28,007
--------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                                             800             26,984
--------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                                 1,600             88,736
--------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                  1,100             55,935
--------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                               2,300             44,344
                                                                                                   -----------------
                                                                                                          1,291,167
--------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Georgia-Pacific Corp.                                                                      3,600            127,764
--------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                    2,500             91,975
--------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                    3,900             98,046
--------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                         3,300            105,006
--------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.                                                                            30              1,009
--------------------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                             1,000             47,070
                                                                                                   -----------------
                                                                                                            470,870
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.7%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
Alltel Corp.                                                                               5,000            274,250
--------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                           22,900            602,041
--------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                           3,500            114,940
--------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                1,900             24,586
--------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                         2,300             36,938
--------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                  65,800          1,558,802
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                               5,400            122,850
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                              63,800          2,264,900
                                                                                                   -----------------
                                                                                                          4,999,307
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Corp.                                                                                12,200            228,750
--------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                                                      32,100            912,282
--------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc. 1                                                                          300             17,391
--------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                               800             65,280
                                                                                                   -----------------
                                                                                                          1,223,703


14           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.1%
Ameren Corp.                                                                               2,100   $        102,921
--------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                          6,500            221,390
--------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                         2,800             36,512
--------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                           1,100             56,870
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                   2,000            148,860
--------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                         16,500            462,165
--------------------------------------------------------------------------------------------------------------------
Edison International, Inc.                                                                 8,400            291,648
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                              3,200            226,112
--------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                               9,200            422,188
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                          1,400             58,730
--------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                            6,200            248,930
--------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                           300             10,245
--------------------------------------------------------------------------------------------------------------------
NSTAR, Inc.                                                                                  100              5,430
--------------------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                               9,700            330,770
--------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                  1,600             86,384
--------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                        700             29,365
--------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                      4,100            222,999
--------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                               5,400            171,882
--------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                  5,200            414,076
                                                                                                   -----------------
                                                                                                          3,547,477
--------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Atmos Energy Corp.                                                                         1,800             48,600
--------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                              1,400             55,776
                                                                                                   -----------------
                                                                                                            104,376
--------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Dynegy, Inc. 1                                                                             3,000             11,730
                                                                                                   -----------------
Total Common Stocks (Cost $159,648,430)                                                                 167,282,774

--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1,2 (Cost $0)                       2,000                  2

                                                                                       PRINCIPAL
                                                                                          AMOUNT
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
--------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.06% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $467,036 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684 (Cost $467,000)                                    $        467,000            467,000
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $160,115,430)                                             167,749,776


15           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--4.5%
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.5%
Undivided interest of 1.52% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $7,595,193 on 4/1/05, collateralized by AA Asset-Backed Securities, 0.00%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 3                                 $      7,594,571   $      7,594,571
                                                                                                   -----------------
Total Investments Purchased with Cash Collateral
from Securities Loaned (Cost $7,594,571)                                                                  7,594,571
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $167,710,001)                                            104.4%       175,344,347
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (4.4)        (7,391,659)

                                                                                ------------------------------------
NET ASSETS                                                                                 100.0%  $    167,952,688
                                                                                ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of March 31, 2005 was $2, which represents less than 0.005% of the Portfolio's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 170,982,069
                                              =============

Gross unrealized appreciation                 $  10,825,089
Gross unrealized depreciation                    (6,462,811)
                                              -------------
Net unrealized appreciation                   $   4,362,278
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures


16           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using revailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Portfolio had no outstanding foreign currency contracts.

ILLIQUID SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


17           |            GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

SECURITIES LENDING. The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Portfolio retains a portion of the interest earned from the collateral. The Portfolio also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Portfolio had on loan securities valued at $7,515,395. Collateral of $7,594,048 was received for the loans, of which $7,594,571 was received in cash and subsequently invested in approved instruments.


18           |            GROWTH PORTFOLIO


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005